Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (VODA and VOCRA) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Insurance [Abstract]
Balance at January 1,	$ 975	$ 1,108	$ 1,264
Amortization	(82)	(84)	(150)
Effect of foreign currency translation	(46)	(49)	(6)
Balance at December 31,	847	975	1,108
Accumulated amortization	$ 500	$ 418	$ 334